Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Index 500 Portfolio
September 30, 2025
VIPIDX-NPRT3-1125
1.808790.121
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	69,874	6,024,536
IRELAND - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Accenture PLC Class A	199,856	49,284,490
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	80,897	18,422,674
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	94,811	20,813,859
UNITED STATES - 99.2%
Communication Services - 10.1%
Diversified Telecommunication Services - 0.7%
AT&T Inc	2,294,355	64,792,585
Verizon Communications Inc	1,352,896	59,459,779
		124,252,364
Entertainment - 1.6%
Electronic Arts Inc	72,256	14,574,035
Live Nation Entertainment Inc (b)	50,610	8,269,674
Netflix Inc (b)	136,347	163,469,146
Take-Two Interactive Software Inc (b)	55,640	14,375,150
TKO Group Holdings Inc Class A	22,139	4,471,192
Walt Disney Co/The	576,906	66,055,737
Warner Bros Discovery Inc (b)	794,406	15,514,749
		286,729,683
Interactive Media & Services - 7.3%
Alphabet Inc Class A	1,866,518	453,750,527
Alphabet Inc Class C (c)	1,498,400	364,935,320
Match Group Inc	77,211	2,727,093
Meta Platforms Inc Class A	695,959	511,098,370
		1,332,511,310
Media - 0.4%
Charter Communications Inc Class A (b)	29,803	8,198,954
Comcast Corp Class A	1,181,692	37,128,763
Fox Corp Class A	69,608	4,389,481
Fox Corp Class B	47,622	2,728,264
Interpublic Group of Cos Inc/The	117,526	3,280,151
News Corp Class A	120,480	3,699,941
News Corp Class B (c)	35,999	1,243,765
Omnicom Group Inc (c)	62,161	5,067,986
Paramount Skydance Corp Class B (c)	99,071	1,874,423
Trade Desk Inc (The) Class A (b)	143,002	7,008,528
		74,620,256
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	155,279	37,170,687
TOTAL COMMUNICATION SERVICES		1,855,284,300

Consumer Discretionary - 10.5%
Automobiles - 2.4%
Ford Motor Co	1,254,293	15,001,344
General Motors Co	305,495	18,626,030
Tesla Inc (b)	900,411	400,430,780
		434,058,154
Broadline Retail - 3.8%
Amazon.com Inc (b)	3,114,082	683,758,985
eBay Inc	146,638	13,336,726
		697,095,711
Distributors - 0.0%
Genuine Parts Co	44,631	6,185,857
LKQ Corp	82,559	2,521,351
Pool Corp	10,538	3,267,518
		11,974,726
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	137,680	16,717,106
Booking Holdings Inc	10,399	56,147,009
Carnival Corp (b)	348,366	10,071,261
Chipotle Mexican Grill Inc (b)	430,252	16,861,576
Darden Restaurants Inc	37,553	7,148,589
Domino's Pizza Inc	10,022	4,326,598
DoorDash Inc Class A (b)	118,778	32,306,428
Expedia Group Inc Class A	37,925	8,106,469
Hilton Worldwide Holdings Inc	75,467	19,579,158
Las Vegas Sands Corp	99,115	5,331,396
Marriott International Inc/MD Class A1	72,296	18,828,770
McDonald's Corp	228,975	69,583,213
MGM Resorts International (b)	65,505	2,270,403
Norwegian Cruise Line Holdings Ltd (b)	145,015	3,571,719
Royal Caribbean Cruises Ltd	81,057	26,228,424
Starbucks Corp	364,735	30,856,581
Wynn Resorts Ltd	27,090	3,474,834
Yum! Brands Inc	89,054	13,536,208
		344,945,742
Household Durables - 0.3%
DR Horton Inc	88,966	15,077,069
Garmin Ltd	52,502	12,927,042
Lennar Corp Class A	73,035	9,205,331
Mohawk Industries Inc (b)	16,722	2,155,800
NVR Inc (b)	921	7,399,922
PulteGroup Inc	63,312	8,365,415
		55,130,579
Leisure Products - 0.0%
Hasbro Inc	42,749	3,242,512
Specialty Retail - 1.8%
AutoZone Inc (b)	5,368	23,030,008
Best Buy Co Inc	63,069	4,769,278
CarMax Inc (b)	48,155	2,160,714
Home Depot Inc/The	319,244	129,354,476
Lowe's Cos Inc	179,829	45,192,826
O'Reilly Automotive Inc (b)	272,259	29,352,243
Ross Stores Inc	104,948	15,993,026
TJX Cos Inc/The	357,970	51,740,984
Tractor Supply Co	170,047	9,670,573
Ulta Beauty Inc (b)	14,422	7,885,229
Williams-Sonoma Inc	39,467	7,713,825
		326,863,182
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (b)	47,599	4,825,111
Lululemon Athletica Inc (b)	34,994	6,226,482
NIKE Inc Class B	381,201	26,581,146
Ralph Lauren Corp Class A	12,416	3,893,161
Tapestry Inc	66,782	7,561,058
		49,086,958
TOTAL CONSUMER DISCRETIONARY		1,922,397,564

Consumer Staples - 4.9%
Beverages - 1.0%
Brown-Forman Corp Class B (c)	56,504	1,530,128
Coca-Cola Co/The	1,242,831	82,424,552
Constellation Brands Inc Class A	45,813	6,169,637
Keurig Dr Pepper Inc	435,883	11,119,375
Molson Coors Beverage Co Class B	54,350	2,459,338
Monster Beverage Corp (b)	228,716	15,394,874
PepsiCo Inc	439,298	61,695,011
		180,792,915
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp	142,299	131,716,223
Dollar General Corp	70,615	7,298,060
Dollar Tree Inc (b)	62,277	5,877,080
Kroger Co/The	195,175	13,156,747
Sysco Corp	153,215	12,615,723
Target Corp	145,793	13,077,632
Walmart Inc	1,408,379	145,147,541
		328,889,006
Food Products - 0.5%
Archer-Daniels-Midland Co	154,167	9,209,937
Bunge Global SA	44,936	3,651,050
Campbell's Company/The (c)	63,121	1,993,361
Conagra Brands Inc	153,869	2,817,341
General Mills Inc (c)	171,564	8,650,257
Hershey Co/The	47,525	8,889,551
Hormel Foods Corp (c)	93,517	2,313,611
JM Smucker Co	34,205	3,714,663
Kellanova	86,271	7,075,947
Kraft Heinz Co/The	273,445	7,120,508
Lamb Weston Holdings Inc	44,715	2,597,047
McCormick & Co Inc/MD	81,195	5,432,757
Mondelez International Inc	415,190	25,936,920
Tyson Foods Inc Class A	91,694	4,978,984
		94,381,934
Household Products - 0.9%
Church & Dwight Co Inc	78,167	6,849,774
Clorox Co/The	39,246	4,839,032
Colgate-Palmolive Co	259,337	20,731,400
Kimberly-Clark Corp	106,459	13,237,112
Procter & Gamble Co/The	751,599	115,483,186
		161,140,504
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	75,152	6,622,394
Kenvue Inc	615,776	9,994,044
		16,616,438
Tobacco - 0.6%
Altria Group Inc	539,028	35,608,190
Philip Morris International Inc	499,465	81,013,223
		116,621,413
TOTAL CONSUMER STAPLES		898,442,210

Energy - 2.9%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	316,340	15,412,085
Halliburton Co	273,576	6,729,969
Schlumberger NV	478,724	16,453,744
		38,595,798
Oil, Gas & Consumable Fuels - 2.7%
APA Corp	114,803	2,787,417
Chevron Corp	617,533	95,896,700
ConocoPhillips	400,748	37,906,753
Coterra Energy Inc	244,868	5,791,128
Devon Energy Corp	203,688	7,141,301
Diamondback Energy Inc	60,388	8,641,523
EOG Resources Inc	175,192	19,642,527
EQT Corp	200,242	10,899,172
Expand Energy Corp	76,414	8,118,223
Exxon Mobil Corp	1,367,953	154,236,702
Kinder Morgan Inc	627,440	17,762,826
Marathon Petroleum Corp	97,551	18,801,980
Occidental Petroleum Corp	230,590	10,895,378
ONEOK Inc	202,069	14,744,975
Phillips 66	129,672	17,637,985
Targa Resources Corp	69,049	11,568,469
Texas Pacific Land Corp (c)	6,196	5,784,833
Valero Energy Corp	99,679	16,971,347
Williams Cos Inc/The	391,840	24,823,064
		490,052,303
TOTAL ENERGY		528,648,101

Financials - 13.5%
Banks - 3.6%
Bank of America Corp	2,186,549	112,804,063
Citigroup Inc	590,693	59,955,340
Citizens Financial Group Inc	138,415	7,358,141
Fifth Third Bancorp	212,389	9,461,930
Huntington Bancshares Inc/OH	470,111	8,118,817
JPMorgan Chase & Co	882,319	278,309,883
KeyCorp	299,093	5,590,048
M&T Bank Corp	50,144	9,909,457
PNC Financial Services Group Inc/The	126,364	25,390,319
Regions Financial Corp	286,331	7,550,548
Truist Financial Corp	413,749	18,916,604
US Bancorp	499,343	24,133,247
Wells Fargo & Co	1,027,896	86,158,243
		653,656,640
Capital Markets - 3.5%
Ameriprise Financial Inc	30,249	14,859,821
Bank of New York Mellon Corp/The	226,292	24,656,776
Blackrock Inc	46,210	53,874,853
Blackstone Inc	236,512	40,408,075
Cboe Global Markets Inc	33,560	8,230,590
Charles Schwab Corp/The	547,505	52,270,302
CME Group Inc Class A	115,634	31,243,150
Coinbase Global Inc Class A (b)	72,567	24,490,637
FactSet Research Systems Inc	12,131	3,475,410
Franklin Resources Inc	98,293	2,273,517
Goldman Sachs Group Inc/The	97,135	77,353,457
Interactive Brokers Group Inc Class A	142,868	9,830,747
Intercontinental Exchange Inc	183,674	30,945,396
Invesco Ltd	143,100	3,282,714
KKR & Co Inc Class A	220,128	28,605,634
Moody's Corp	49,506	23,588,619
Morgan Stanley	389,286	61,880,903
MSCI Inc	24,824	14,085,386
Nasdaq Inc	145,451	12,865,141
Northern Trust Corp	61,361	8,259,191
Raymond James Financial Inc	56,939	9,827,671
Robinhood Markets Inc Class A (b)	248,343	35,557,751
S&P Global Inc	100,272	48,803,385
State Street Corp	91,029	10,560,274
T Rowe Price Group Inc	70,500	7,236,120
		638,465,520
Consumer Finance - 0.5%
American Express Co	174,165	57,850,646
Capital One Financial Corp	205,198	43,620,991
Synchrony Financial	119,384	8,482,233
		109,953,870
Financial Services - 4.0%
Apollo Global Management Inc	147,649	19,677,182
Berkshire Hathaway Inc Class B (b)	588,393	295,808,698
Block Inc Class A (b)	176,343	12,744,309
Corpay Inc (b)	22,658	6,526,863
Fidelity National Information Services Inc	167,617	11,052,665
Fiserv Inc (b)	174,424	22,488,486
Global Payments Inc	77,846	6,467,446
Jack Henry & Associates Inc	23,365	3,479,749
Mastercard Inc Class A	264,877	150,664,686
PayPal Holdings Inc (b)	306,554	20,557,511
Visa Inc Class A	545,059	186,072,242
		735,539,837
Insurance - 1.9%
AFLAC Inc	154,451	17,252,177
Allstate Corp/The	84,551	18,148,872
American International Group Inc	177,764	13,961,585
Aon PLC	69,189	24,671,414
Arch Capital Group Ltd	119,265	10,820,913
Arthur J Gallagher & Co	82,260	25,479,212
Assurant Inc	16,191	3,506,971
Brown & Brown Inc	94,016	8,817,761
Chubb Ltd	118,973	33,580,129
Cincinnati Financial Corp	50,177	7,932,984
Erie Indemnity Co Class A (c)	8,151	2,593,322
Everest Group Ltd	13,458	4,713,395
Globe Life Inc	25,992	3,716,076
Hartford Insurance Group Inc/The	90,220	12,034,446
Loews Corp	54,578	5,479,085
Marsh & McLennan Cos Inc	157,748	31,790,954
MetLife Inc	179,245	14,764,411
Principal Financial Group Inc	65,047	5,393,047
Progressive Corp/The	188,097	46,450,554
Prudential Financial Inc	112,946	11,717,018
Travelers Companies Inc/The	72,239	20,170,574
W R Berkley Corp	96,147	7,366,783
Willis Towers Watson PLC	31,301	10,812,930
		341,174,613
TOTAL FINANCIALS		2,478,790,480

Health Care - 8.8%
Biotechnology - 1.6%
AbbVie Inc	566,839	131,245,902
Amgen Inc	172,745	48,748,639
Biogen Inc (b)	47,045	6,590,064
Gilead Sciences Inc	398,140	44,193,540
Incyte Corp (b)	52,634	4,463,890
Moderna Inc (b)	111,114	2,870,074
Regeneron Pharmaceuticals Inc	32,687	18,378,919
Vertex Pharmaceuticals Inc (b)	82,269	32,219,831
		288,710,859
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	558,465	74,800,802
Align Technology Inc (b)	21,631	2,708,634
Baxter International Inc	164,811	3,752,746
Becton Dickinson & Co	91,971	17,214,212
Boston Scientific Corp (b)	475,454	46,418,574
Cooper Cos Inc/The (b)	64,020	4,389,211
Dexcom Inc (b)	125,832	8,467,235
Edwards Lifesciences Corp (b)	188,385	14,650,701
GE HealthCare Technologies Inc	146,499	11,002,075
Hologic Inc (b)	71,369	4,816,694
IDEXX Laboratories Inc (b)	25,672	16,401,584
Insulet Corp (b)	22,587	6,973,285
Intuitive Surgical Inc (b)	115,025	51,442,631
Medtronic PLC	411,123	39,155,355
ResMed Inc	46,981	12,860,109
Solventum Corp (b)	47,259	3,449,907
STERIS PLC	31,604	7,820,094
Stryker Corp	110,405	40,813,416
Zimmer Biomet Holdings Inc	63,565	6,261,153
		373,398,418
Health Care Providers & Services - 1.7%
Cardinal Health Inc	76,622	12,026,589
Cencora Inc	62,210	19,442,491
Centene Corp (b)	149,711	5,341,688
Cigna Group/The	85,650	24,688,613
CVS Health Corp	406,970	30,681,468
DaVita Inc (b)	11,471	1,524,152
Elevance Health Inc	72,253	23,346,389
HCA Healthcare Inc	52,557	22,399,793
Henry Schein Inc (b)	33,075	2,195,188
Humana Inc	38,592	10,040,481
Labcorp Holdings Inc	26,665	7,654,455
McKesson Corp	39,911	30,832,844
Molina Healthcare Inc (b)	17,391	3,327,942
Quest Diagnostics Inc	35,881	6,838,201
UnitedHealth Group Inc	290,605	100,345,907
Universal Health Services Inc Class B	18,093	3,698,933
		304,385,134
Life Sciences Tools & Services - 0.7%
Agilent Technologies Inc	91,152	11,699,359
Bio-Techne Corp	50,309	2,798,690
Charles River Laboratories International Inc (b)	15,764	2,466,435
Danaher Corp	204,490	40,542,187
IQVIA Holdings Inc (b)	54,550	10,361,227
Mettler-Toledo International Inc (b)	6,610	8,114,502
Revvity Inc (c)	37,249	3,264,875
Thermo Fisher Scientific Inc	121,166	58,767,934
Waters Corp (b)	19,101	5,726,671
West Pharmaceutical Services Inc	23,074	6,053,002
		149,794,882
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co	653,114	29,455,441
Eli Lilly & Co	255,101	194,642,063
Johnson & Johnson	772,768	143,286,643
Merck & Co Inc	801,468	67,267,209
Pfizer Inc	1,824,333	46,484,005
Viatris Inc	374,104	3,703,630
Zoetis Inc Class A	142,206	20,807,582
		505,646,573
TOTAL HEALTH CARE		1,621,935,866

Industrials - 8.3%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	25,190	18,077,352
Boeing Co (b)	242,630	52,366,833
GE Aerospace	340,265	102,358,517
General Dynamics Corp	81,011	27,624,751
Howmet Aerospace Inc	129,352	25,382,743
Huntington Ingalls Industries Inc	12,591	3,625,074
L3Harris Technologies Inc	60,033	18,334,679
Lockheed Martin Corp	65,923	32,909,421
Northrop Grumman Corp	43,187	26,314,703
RTX Corp	429,499	71,868,068
Textron Inc	57,181	4,831,222
TransDigm Group Inc	18,081	23,831,120
		407,524,483
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	37,893	5,017,033
Expeditors International of Washington Inc	43,549	5,338,672
FedEx Corp	69,638	16,421,337
United Parcel Service Inc Class B	236,174	19,727,614
		46,504,656
Building Products - 0.5%
A O Smith Corp	36,664	2,691,504
Allegion plc	27,546	4,885,283
Builders FirstSource Inc (b)	35,472	4,300,980
Carrier Global Corp	256,685	15,324,095
Johnson Controls International plc	209,974	23,086,641
Lennox International Inc (c)	10,256	5,429,116
Masco Corp	67,180	4,728,800
Trane Technologies PLC	71,399	30,127,523
		90,573,942
Commercial Services & Supplies - 0.5%
Cintas Corp	109,909	22,559,921
Copart Inc (b)	285,441	12,836,282
Republic Services Inc	65,118	14,943,279
Rollins Inc	90,195	5,298,054
Veralto Corp	79,628	8,489,141
Waste Management Inc	118,916	26,260,220
		90,386,897
Construction & Engineering - 0.2%
EMCOR Group Inc	14,363	9,329,343
Quanta Services Inc	47,817	19,816,321
		29,145,664
Electrical Equipment - 0.9%
AMETEK Inc	74,106	13,931,928
Eaton Corp PLC	124,915	46,749,439
Emerson Electric Co	180,586	23,689,271
GE Vernova Inc	87,349	53,710,900
Generac Holdings Inc (b)	18,827	3,151,640
Hubbell Inc	17,051	7,337,216
Rockwell Automation Inc	36,077	12,609,994
		161,180,388
Ground Transportation - 0.9%
CSX Corp	598,194	21,241,869
JB Hunt Transport Services Inc	24,538	3,292,263
Norfolk Southern Corp	71,989	21,626,215
Old Dominion Freight Line Inc	59,345	8,354,589
Uber Technologies Inc (b)	669,152	65,556,822
Union Pacific Corp	190,290	44,978,848
		165,050,606
Industrial Conglomerates - 0.4%
3M Co	170,906	26,521,193
Honeywell International Inc	203,720	42,883,060
		69,404,253
Machinery - 1.5%
Caterpillar Inc	150,322	71,726,142
Cummins Inc	44,212	18,673,822
Deere & Co	80,818	36,954,839
Dover Corp	44,002	7,340,854
Fortive Corp	108,563	5,318,501
IDEX Corp	24,158	3,931,956
Illinois Tool Works Inc	85,116	22,194,848
Ingersoll Rand Inc	116,053	9,588,299
Nordson Corp	17,226	3,909,441
Otis Worldwide Corp	125,934	11,514,146
PACCAR Inc	168,490	16,565,937
Parker-Hannifin Corp	41,000	31,084,150
Pentair PLC (c)	52,601	5,826,087
Snap-on Inc	16,738	5,800,219
Stanley Black & Decker Inc	49,669	3,691,896
Westinghouse Air Brake Technologies Corp	54,854	10,996,581
Xylem Inc/NY	78,103	11,520,193
		276,637,911
Passenger Airlines - 0.0%
Delta Air Lines 1991 Series K Pass Through Trust	208,124	11,811,037
Southwest Airlines Co (c)	168,518	5,377,408
United Airlines Holdings Inc (b)	103,876	10,024,034
		27,212,479
Professional Services - 0.6%
Automatic Data Processing Inc	129,966	38,145,022
Broadridge Financial Solutions Inc	37,584	8,951,381
Dayforce Inc (b)	51,241	3,529,992
Equifax Inc	39,723	10,190,141
Jacobs Solutions Inc	38,356	5,748,030
Leidos Holdings Inc	41,167	7,778,916
Paychex Inc	104,033	13,187,224
Paycom Software Inc	16,066	3,343,977
Verisk Analytics Inc	44,831	11,275,445
		102,150,128
Trading Companies & Distributors - 0.3%
Fastenal Co	368,244	18,058,686
United Rentals Inc	20,645	19,708,956
WW Grainger Inc	14,120	13,455,795
		51,223,437
TOTAL INDUSTRIALS		1,516,994,844

Information Technology - 34.2%
Communications Equipment - 0.9%
Arista Networks Inc	330,700	48,186,297
Cisco Systems Inc	1,270,649	86,937,805
F5 Inc (b)	18,433	5,957,361
Motorola Solutions Inc	53,458	24,445,809
		165,527,272
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	391,759	48,480,176
CDW Corp/DE	42,054	6,698,361
Corning Inc	250,127	20,517,918
Jabil Inc	34,436	7,478,466
Keysight Technologies Inc (b)	55,225	9,659,957
Teledyne Technologies Inc (b)	15,045	8,816,972
Trimble Inc (b)	76,358	6,234,631
Zebra Technologies Corp Class A (b)	16,315	4,848,164
		112,734,645
IT Services - 0.7%
Akamai Technologies Inc (b)	46,009	3,485,642
Cognizant Technology Solutions Corp Class A	156,713	10,510,741
EPAM Systems Inc (b)	17,872	2,694,918
Gartner Inc (b)	24,302	6,388,267
GoDaddy Inc Class A (b)	44,425	6,078,673
IBM Corporation	298,898	84,337,060
VeriSign Inc	26,975	7,541,401
		121,036,702
Semiconductors & Semiconductor Equipment - 13.6%
Advanced Micro Devices Inc (b)	520,725	84,248,098
Analog Devices Inc	159,232	39,123,302
Applied Materials Inc	257,499	52,720,345
Broadcom Inc	1,509,211	497,903,801
First Solar Inc (b)	34,413	7,589,099
Intel Corp (b)	1,404,456	47,119,499
KLA Corp	42,343	45,671,160
Lam Research Corp	406,102	54,377,058
Microchip Technology Inc	173,168	11,120,849
Micron Technology Inc	359,096	60,083,943
Monolithic Power Systems Inc	15,367	14,147,475
NVIDIA Corp	7,829,270	1,460,785,197
ON Semiconductor Corp (b)	131,229	6,470,902
QUALCOMM Inc	346,068	57,571,872
Skyworks Solutions Inc	47,627	3,666,325
Teradyne Inc	51,043	7,025,559
Texas Instruments Inc	291,716	53,596,981
		2,503,221,465
Software - 11.4%
Adobe Inc (b)	136,114	48,014,214
AppLovin Corp Class A (b)	86,866	62,416,696
Autodesk Inc (b)	68,667	21,813,446
Cadence Design Systems Inc (b)	87,434	30,712,067
Crowdstrike Holdings Inc Class A (b)	79,977	39,219,121
Datadog Inc Class A (b)	103,729	14,771,010
Fair Isaac Corp (b)	7,702	11,526,274
Fortinet Inc (b)	208,992	17,572,047
Gen Digital Inc	179,831	5,105,402
Intuit Inc	89,506	61,124,542
Microsoft Corp	2,385,093	1,235,358,920
Oracle Corp	531,752	149,549,932
Palantir Technologies Inc Class A (b)	729,746	133,120,265
Palo Alto Networks Inc (b)	214,322	43,640,246
PTC Inc (b)	38,438	7,803,683
Roper Technologies Inc	34,530	17,219,766
Salesforce Inc	306,753	72,700,461
Servicenow Inc (b)	66,741	61,420,407
Synopsys Inc (b)	59,375	29,295,031
Tyler Technologies Inc (b)	13,882	7,262,507
Workday Inc Class A (b)	69,308	16,684,515
		2,086,330,552
Technology Hardware, Storage & Peripherals - 7.0%
Apple Inc	4,761,861	1,212,512,666
Dell Technologies Inc Class C	97,288	13,792,520
Hewlett Packard Enterprise Co	421,053	10,341,062
HP Inc	301,385	8,206,714
NetApp Inc	64,206	7,605,842
Seagate Technology Holdings PLC	68,242	16,109,207
Super Micro Computer Inc (b)(c)	160,862	7,711,724
Western Digital Corp	111,318	13,364,839
		1,289,644,574
TOTAL INFORMATION TECHNOLOGY		6,278,495,210

Materials - 1.8%
Chemicals - 1.2%
Air Products and Chemicals Inc	71,412	19,475,481
Albemarle Corp (c)	37,762	3,061,743
CF Industries Holdings Inc	51,973	4,661,978
Corteva Inc	217,907	14,737,050
Dow Inc	227,454	5,215,520
DuPont de Nemours Inc	134,358	10,466,488
Eastman Chemical Co	36,850	2,323,393
Ecolab Inc	81,908	22,431,325
International Flavors & Fragrances Inc	82,239	5,060,988
Linde PLC	150,461	71,468,975
LyondellBasell Industries NV Class A1	82,569	4,049,184
Mosaic Co/The	101,840	3,531,811
PPG Industries Inc	72,424	7,612,487
Sherwin-Williams Co/The	74,391	25,758,628
		199,855,051
Construction Materials - 0.1%
Martin Marietta Materials Inc	19,351	12,196,548
Vulcan Materials Co	42,395	13,041,550
		25,238,098
Containers & Packaging - 0.2%
Amcor PLC	739,714	6,050,861
Avery Dennison Corp	25,023	4,057,979
Ball Corp	87,326	4,402,977
International Paper Co	169,415	7,860,856
Packaging Corp of America	28,676	6,249,361
Smurfit WestRock PLC	167,535	7,131,965
		35,753,999
Metals & Mining - 0.3%
Freeport-McMoRan Inc	460,700	18,068,654
Newmont Corp	352,462	29,716,071
Nucor Corp	73,651	9,974,555
Steel Dynamics Inc	44,400	6,190,692
		63,949,972
TOTAL MATERIALS		324,797,120

Real Estate - 1.9%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	49,948	4,162,666
Healthpeak Properties Inc	222,983	4,270,124
Ventas Inc	145,827	10,206,432
Welltower Inc	214,607	38,230,091
		56,869,313
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	205,172	3,492,027
Industrial REITs - 0.2%
Prologis Inc	297,789	34,102,796
Office REITs - 0.0%
BXP Inc	47,262	3,513,457
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	94,047	14,818,045
CoStar Group Inc (b)	135,938	11,469,089
		26,287,134
Residential REITs - 0.2%
AvalonBay Communities Inc	45,631	8,814,541
Camden Property Trust	34,287	3,661,166
Equity Residential	111,511	7,218,107
Essex Property Trust Inc	20,666	5,531,462
Invitation Homes Inc	180,962	5,307,615
Mid-America Apartment Communities Inc	37,565	5,248,957
UDR Inc	96,754	3,605,054
		39,386,902
Retail REITs - 0.3%
Federal Realty Investment Trust	25,189	2,551,898
Kimco Realty Corp	217,297	4,747,939
Realty Income Corp	293,372	17,834,084
Regency Centers Corp	52,431	3,822,220
Simon Property Group Inc	104,760	19,660,309
		48,616,450
Specialized REITs - 0.8%
American Tower Corp	150,249	28,895,888
Crown Castle Inc	139,730	13,482,548
Digital Realty Trust Inc	102,867	17,783,647
Equinix Inc	31,402	24,595,302
Extra Space Storage Inc	68,106	9,598,860
Iron Mountain Inc	94,769	9,660,752
Public Storage Operating Co	50,668	14,635,452
SBA Communications Corp Class A	34,455	6,661,874
VICI Properties Inc	342,162	11,157,903
Weyerhaeuser Co	231,515	5,739,257
		142,211,483
TOTAL REAL ESTATE		354,479,562

Utilities - 2.3%
Electric Utilities - 1.6%
Alliant Energy Corp	82,455	5,558,292
American Electric Power Co Inc	171,599	19,304,888
Constellation Energy Corp	100,242	32,986,635
Duke Energy Corp	249,515	30,877,481
Edison International	123,482	6,826,085
Entergy Corp	143,240	13,348,536
Evergy Inc	73,851	5,614,153
Eversource Energy	119,080	8,471,351
Exelon Corp	324,073	14,586,526
FirstEnergy Corp	166,743	7,640,164
NextEra Energy Inc	660,768	49,881,376
NRG Energy Inc	62,067	10,051,751
PG&E Corp	705,223	10,634,763
Pinnacle West Capital Corp	38,322	3,435,950
PPL Corp	237,288	8,817,622
Southern Co/The	352,972	33,451,156
Xcel Energy Inc	189,771	15,305,031
		276,791,760
Gas Utilities - 0.0%
Atmos Energy Corp	51,507	8,794,820
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	228,477	3,006,757
Vistra Corp	102,195	20,022,045
		23,028,802
Multi-Utilities - 0.6%
Ameren Corp	86,768	9,056,844
CenterPoint Energy Inc	209,489	8,128,173
CMS Energy Corp	96,050	7,036,623
Consolidated Edison Inc	115,723	11,632,476
Dominion Energy Inc	273,842	16,750,915
DTE Energy Co	66,610	9,420,652
NiSource Inc	151,088	6,542,110
Public Service Enterprise Group Inc	160,141	13,365,368
Sempra	209,360	18,838,214
WEC Energy Group Inc	103,278	11,834,626
		112,606,001
Water Utilities - 0.0%
American Water Works Co Inc	62,603	8,713,711
TOTAL UTILITIES		429,935,094

TOTAL UNITED STATES		18,210,200,351
TOTAL COMMON STOCKS (Cost $4,136,594,481)		18,304,745,910

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $4,452,009)	4.15	4,474,000	4,452,531

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.21	56,180,914	56,192,151
Fidelity Securities Lending Cash Central Fund (f)(g)	4.19	40,630,363	40,634,425
TOTAL MONEY MARKET FUNDS (Cost $96,824,534)			96,826,576

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $4,237,871,024)	18,406,025,017
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(40,146,251)
NET ASSETS - 100.0%	18,365,878,766

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	198	12/19/2025	66,713,625	758,961	758,961

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,432,627.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $6,325,734.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	49,158,774	814,919,859	807,883,405	1,240,755	(2,886)	(191)	56,192,151	56,180,914	0.1%
Fidelity Securities Lending Cash Central Fund	41,679,401	1,550,005,999	1,551,050,975	384,152	84	(84)	40,634,425	40,630,363	0.1%
Total	90,838,175	2,364,925,858	2,358,934,380	1,624,907	(2,802)	(275)	96,826,576

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.